Segment Information Operating Results (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 18,170.9		$ 17,083.9		$ 15,774.6
Pretax Profit (Loss)	1,720.0		1,317.7		1,487.0
Underwriting Operations
Segment Reporting Information [Line Items]
Revenues	17,103.4		16,018.0		14,902.8
Pretax Profit (Loss)	1,120.1		708.9		1,047.3
Underwriting Operations | Personal Lines
Segment Reporting Information [Line Items]
Revenues	15,341.6	[1]	14,368.1	[1]	13,431.1	[1]
Pretax Profit (Loss)	1,016.8	[1]	628.4	[1]	919.3	[1]
Underwriting Operations | Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Revenues	8,601.5		8,103.9		7,627.4
Pretax Profit (Loss)	542.9		338.9		564.9
Underwriting Operations | Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Revenues	6,740.1		6,264.2		5,803.7
Pretax Profit (Loss)	473.9		289.5		354.4
Underwriting Operations | Commercial Lines
Segment Reporting Information [Line Items]
Revenues	1,761.6		1,649.0		1,467.1
Pretax Profit (Loss)	114.1		86.3		133.5
Underwriting Operations | Other Indemnity
Segment Reporting Information [Line Items]
Revenues	0.2		0.9		4.6
Pretax Profit (Loss)	(10.8)		(5.8)		(5.5)
Fees And Other Revenues
Segment Reporting Information [Line Items]
Revenues	291.8	[2]	281.8	[2]	266.5	[2]
Service Businesses
Segment Reporting Information [Line Items]
Revenues	39.6		36.1		22.8
Pretax Profit (Loss)	0.8		0		3.4
Investments
Segment Reporting Information [Line Items]
Revenues	740.4	[3]	749.8	[3]	582.6	[3]
Pretax Profit (Loss)	721.6	[3]	734.4	[3]	569.1	[3]
Gains (losses) on extinguishment of debt
Segment Reporting Information [Line Items]
Revenues	(4.3)		(1.8)		(0.1)
Pretax Profit (Loss)	(4.3)		(1.8)		(0.1)
Interest Expense
Segment Reporting Information [Line Items]
Pretax Profit (Loss)	$ (118.2)		$ (123.8)		$ (132.7)

[1]	Personal auto insurance accounted for 91% of the total Personal Lines segment net premiums earned in 2013, 2012, and 2011; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, mobile homes, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2]	Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[3]	Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.